Selling, office and administrative expenses - Summary Of Components of Selling Office And Administrative Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling, general and administrative expense [abstract]
Professional service expenses	€ 26,239	€ 14,929	€ 13,134
Travel expenses	8,174	6,999	6,390
Marketing expenses	11,859	10,222	7,587
Lease payments recognized as an operating lease expense	1,072	1,275
Others	21,333	18,618	27,599
Total	€ 68,677	€ 52,043	€ 54,710